Operating Leases (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
Operating Leases [Abstract]
Rent expenses	¥ 4,177,500	$ 27,118	¥ 4,177,500